UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Tax-Efficient Equity Fund

Investor Class (PREFX)

This annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$89	0.82%

What drove fund performance during the past 12 months?

  The fund and growth stocks produced strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve in the closing months of 2024.

  Stock selection in the information technology sector contributed to performance relative to the Russell 3000 Growth Index. For example, shares of advertising platform company AppLovin performed well amid better-than-expected earnings. Stock choices in communication services—such as global streaming audio service provider Spotify Technology—also added value.

  Stock selection in the consumer discretionary sector, particularly our underweight allocation to highly valued Tesla, detracted from relative performance. Stock selection in the financials sector and overweights in attractively valued payment processors Visa and Mastercard also hurt relative performance.

  The fund, which has been very tax-efficient over time, seeks to maximize after-tax growth of capital by purchasing, and holding for the long term, stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	10,124	10,081	10,088
2015	9,762	9,469	9,613
2015	10,172	9,975	10,183
2016	9,076	9,216	9,402
2016	9,928	10,103	10,162
2016	10,260	10,553	10,573
2016	10,238	10,803	10,615
2017	11,038	11,639	11,542
2017	11,798	11,891	12,218
2017	12,229	12,248	12,737
2017	13,185	13,209	13,827
2018	13,905	13,527	14,487
2018	14,299	13,681	14,824
2018	15,463	14,728	16,240
2018	14,414	13,939	14,953
2019	15,253	14,210	15,448
2019	15,453	14,023	15,479
2019	16,613	14,920	16,741
2019	17,584	16,099	17,985
2020	17,042	15,191	17,602
2020	18,564	15,630	19,347
2020	22,256	18,120	23,871
2020	23,265	19,161	24,412
2021	24,462	20,557	25,561
2021	25,743	22,494	27,183
2021	29,106	24,107	30,747
2021	29,311	24,208	31,587
2022	25,442	23,085	28,197
2022	22,435	21,665	25,117
2022	22,148	20,905	24,769
2022	22,246	21,593	24,767
2023	21,799	21,221	24,528
2023	24,115	22,106	27,416
2023	26,195	23,990	29,978
2023	27,098	24,316	30,851
2024	31,233	27,291	35,313
2024	32,161	28,204	36,414
2024	34,447	30,262	39,001
2024	37,631	32,701	42,623
2025	36,858	32,076	42,052

202501-4140694, 202504-4215301

F136-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Efficient Equity Fund (Investor Class)	18.01%	16.68%	13.93%
Russell 3000 Index (Regulatory Benchmark)	17.53	16.12	12.36
Russell 3000 Growth Index (Strategy Benchmark)	19.09	19.03	15.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,231,206
  Number of Portfolio Holdings364
  Investment Advisory Fees Paid (000s)$7,327
  Portfolio Turnover Rate8.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	45.2%
Consumer Discretionary	14.2
Communication Services	13.0
Financials	8.2
Health Care	7.3
Industrials & Business Services	7.1
Consumer Staples	2.6
Energy	0.7
Materials	0.7
Other	1.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.3%
Apple	9.0
Microsoft	8.1
Amazon.com	5.5
Alphabet	5.3
Meta Platforms	5.2
Broadcom	3.2
Tesla	2.5
Eli Lilly	2.5
Visa	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Efficient Equity Fund

Investor Class (PREFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Efficient Equity Fund

I Class (TEEFX)

This annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$74	0.68%

What drove fund performance during the past 12 months?

  The fund and growth stocks produced strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve in the closing months of 2024.

  Stock selection in the information technology sector contributed to performance relative to the Russell 3000 Growth Index. For example, shares of advertising platform company AppLovin performed well amid better-than-expected earnings. Stock choices in communication services—such as global streaming audio service provider Spotify Technology—also added value.

  Stock selection in the consumer discretionary sector, particularly our underweight allocation to highly valued Tesla, detracted from relative performance. Stock selection in the financials sector and overweights in attractively valued payment processors Visa and Mastercard also hurt relative performance.

  The fund, which has been very tax-efficient over time, seeks to maximize after-tax growth of capital by purchasing, and holding for the long term, stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	520,234	513,576	525,027
11/30/17	561,271	553,905	569,960
2/28/18	591,914	567,222	597,169
5/31/18	608,882	573,699	611,044
8/31/18	658,224	617,566	669,419
11/30/18	613,562	584,517	616,350
2/28/19	649,321	595,863	636,764
5/31/19	658,018	588,020	638,060
8/31/19	707,433	625,656	690,085
11/30/19	749,140	675,062	741,367
2/29/20	726,076	636,992	725,561
5/31/20	791,323	655,428	797,485
8/31/20	949,071	759,806	983,967
11/30/20	992,238	803,484	1,006,272
2/28/21	1,043,455	862,024	1,053,634
5/31/21	1,098,267	943,237	1,120,507
8/31/21	1,241,996	1,010,869	1,267,425
11/30/21	1,251,132	1,015,115	1,302,050
2/28/22	1,086,039	967,999	1,162,282
5/31/22	958,135	908,489	1,035,326
8/31/22	946,112	876,606	1,021,006
11/30/22	950,673	905,457	1,020,920
2/28/23	932,079	889,853	1,011,048
5/31/23	1,031,294	926,974	1,130,096
8/31/23	1,120,671	1,005,969	1,235,722
11/30/23	1,159,813	1,019,623	1,271,700
2/29/24	1,337,155	1,144,369	1,455,604
5/31/24	1,377,413	1,182,661	1,501,022
8/31/24	1,475,634	1,268,974	1,607,662
11/30/24	1,612,849	1,371,243	1,756,950
2/28/25	1,580,041	1,345,016	1,733,410

202501-4140694, 202504-4215301

F1091-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Tax-Efficient Equity Fund (I Class)	18.16%	16.83%	16.23%
Russell 3000 Index (Regulatory Benchmark)	17.53	16.12	13.81
Russell 3000 Growth Index (Strategy Benchmark)	19.09	19.03	17.65

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,231,206
  Number of Portfolio Holdings364
  Investment Advisory Fees Paid (000s)$7,327
  Portfolio Turnover Rate8.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	45.2%
Consumer Discretionary	14.2
Communication Services	13.0
Financials	8.2
Health Care	7.3
Industrials & Business Services	7.1
Consumer Staples	2.6
Energy	0.7
Materials	0.7
Other	1.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.3%
Apple	9.0
Microsoft	8.1
Amazon.com	5.5
Alphabet	5.3
Meta Platforms	5.2
Broadcom	3.2
Tesla	2.5
Eli Lilly	2.5
Visa	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Efficient Equity Fund

I Class (TEEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity
Fund
TEEFX Tax-Efficient Equity
Fund–
.
I Class

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 63.27 $ 44.43 $ 52.30 $ 51.35 $ 36.51
Investment activities
Net investment income
(loss)
(1)(2)
(0.20) (0.05) 0.01 (0.14) (0.06)
Net realized and unrealized
gain/loss 11.63 19.24 (7.51) 2.36 15.91
Total from investment
activities 11.43 19.19 (7.50) 2.22 15.85
Distributions
Net investment income — — — — (0.02)
Net realized gain (0.64) (0.35) (0.37) (1.27) (0.99)
Total distributions (0.64) (0.35) (0.37) (1.27) (1.01)
NET ASSET VALUE
End of period $ 74.06 $ 63.27 $ 44.43 $ 52.30 $ 51.35

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
18.01% 43.28% (14.32)% 4.01% 43.53%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.82% 0.83% 0.85% 0.76% 0.78%
Net expenses after
waivers/payments by Price
Associates 0.82% 0.83% 0.85% 0.76% 0.78%
Net investment income (loss) (0.28)% (0.10)% 0.03% (0.25)% (0.14)%
Portfolio turnover rate 8.0% 16.8% 21.2% 9.6% 25.7%
Net assets, end of period (in
thousands) $392,679 $358,258 $250,733 $412,425 $628,056
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 63.44 $ 44.53 $ 52.39 $ 51.40 $ 36.50
Investment activities
Net investment income
(loss)
(1)(2)
(0.11) 0.02 0.09 (0.07) (0.02)
Net realized and unrealized
gain/loss 11.67 19.29 (7.53) 2.33 15.93
Total from investment
activities 11.56 19.31 (7.44) 2.26 15.91
Distributions
Net investment income — (0.05) (0.05) — (0.02)
Net realized gain (0.64) (0.35) (0.37) (1.27) (0.99)
Total distributions (0.64) (0.40) (0.42) (1.27) (1.01)
NET ASSET VALUE
End of period $ 74.36 $ 63.44 $ 44.53 $ 52.39 $ 51.40
Ratios/Supplemental Data
Total return
(2)(3)
18.16% 43.46% (14.18)% 4.08% 43.71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0. 68% 0.69% 0.70% 0.68% 0.69%
Net expenses after
waivers/payments by Price
Associates 0.68% 0.69% 0.69% 0.68% 0.69%
Net investment income (loss) (0.15)% 0.04% 0.19% (0.12)% (0.05)%
Portfolio turnover rate 8.0% 16.8% 21.2% 9.6% 25.7%
Net assets, end of period (in
thousands) $838,527 $669,527 $454,269 $429,930 $144,127
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Efficient Equity Fund
February 28, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  13.0%
Entertainment  2.1%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,900 376
Live Nation Entertainment (1) 6,200 889
Netflix (1) 18,700 18,337
ROBLOX, Class A (1) 18,500 1,177
Spotify Technology (1) 8,056 4,898
Take-Two Interactive Software (1) 652 138
TKO Group Holdings (1) 1,400 211
26,026
Interactive Media & Services  10.6%
Alphabet, Class C  376,080 64,769
Meta Platforms, Class A  95,900 64,080
Pinterest, Class A (1) 24,100 891
Reddit, Class A (1) 674 109
129,849
Media  0.3%
Trade Desk, Class A (1) 52,350 3,681
3,681
Total Communication Services 159,556
CONSUMER DISCRETIONARY  14.2%
Automobiles  2.6%
Ferrari  2,240 1,040
Tesla (1) 106,307 31,146
32,186
Broadline Retail  5.8%
Amazon.com (1) 321,360 68,218
Coupang (1) 40,500 960
MercadoLibre (1) 1,100 2,334
Ollie's Bargain Outlet Holdings (1) 1,792 186
71,698
Diversified Consumer Services  0.2%
Bright Horizons Family Solutions (1) 900 117
Duolingo (1) 1,300 406
Service Corp. International  15,880 1,286
1,809
Hotels, Restaurants & Leisure  2.9%
Airbnb, Class A (1) 21,972 3,051

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Booking Holdings  1,460 7,323
Cava Group (1) 13,975 1,328
Chipotle Mexican Grill (1) 84,000 4,534
Churchill Downs  1,900 225
Darden Restaurants  1,850 371
Domino's Pizza  500 245
DoorDash, Class A (1) 16,400 3,254
DraftKings, Class A (1) 44,250 1,941
Dutch Bros, Class A (1) 2,800 222
Expedia Group (1) 4,500 891
Hilton Worldwide Holdings  19,700 5,220
Hyatt Hotels, Class A (2) 800 113
Las Vegas Sands  4,700 210
Light & Wonder (1) 1,075 120
Planet Fitness, Class A (1) 2,525 234
Royal Caribbean Cruises  5,625 1,384
Starbucks  15,275 1,769
Texas Roadhouse  3,750 690
Viking Holdings (1) 27,776 1,336
Wingstop  2,800 657
35,118
Household Durables  0.0%
NVR (1) 20 145
SharkNinja (1) 1,000 105
TopBuild (1) 300 92
342
Specialty Retail  2.6%
AutoZone (1) 454 1,586
Bath & Body Works  2,600 94
Burlington Stores (1) 2,925 729
Carvana (1) 10,525 2,453
Dick's Sporting Goods  1,000 225
Floor & Decor Holdings, Class A (1) 800 77
Home Depot  33,340 13,223
O'Reilly Automotive (1) 1,650 2,267
RH (1) 175 56
Ross Stores  21,700 3,045
TJX  47,577 5,936
Tractor Supply  37,760 2,090
Ulta Beauty (1) 1,335 489
Williams-Sonoma  1,350 263
32,533

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.1%
Birkenstock Holding (1) 2,100 104
Deckers Outdoor (1) 6,100 850
On Holding, Class A (1) 2,500 121
Skechers USA, Class A (1) 2,000 122
1,197
Total Consumer Discretionary 174,883
CONSUMER STAPLES  2.6%
Beverages  0.0%
Celsius Holdings (1) 2,000 51
Primo Brands  5,000 169
220
Consumer Staples Distribution & Retail  2.6%
BJ's Wholesale Club Holdings (1) 16,425 1,663
Casey's General Stores  1,250 518
Costco Wholesale  19,200 20,133
Performance Food Group (1) 2,900 247
U.S. Foods Holding (1) 5,200 373
Walmart  97,000 9,565
32,499
Food Products  0.0%
Freshpet (1) 1,100 118
118
Personal Care Products  0.0%
elf Beauty (1)(2) 900 63
63
Total Consumer Staples 32,900
ENERGY  0.7%
Energy Equipment & Services  0.1%
Halliburton  15,000 395
Noble  3,400 88
TechnipFMC  3,700 109
592
Oil, Gas & Consumable Fuels  0.6%
Cheniere Energy  4,250 971
Coterra Energy  44,550 1,203
Diamondback Energy  8,400 1,335
Expand Energy  800 79
Magnolia Oil & Gas, Class A  3,900 91
Matador Resources  1,400 73

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Permian Resources  87,400 1,232
Targa Resources  7,950 1,604
Viper Energy  18,169 846
7,434
Total Energy 8,026
FINANCIALS  8.2%
Banks  0.1%
NU Holdings, Class A (1) 106,300 1,143
1,143
Capital Markets  2.8%
Ameriprise Financial  3,525 1,894
Ares Management, Class A  20,450 3,496
Blackrock  2,200 2,151
Blue Owl Capital  16,050 346
CME Group  13,010 3,301
Coinbase Global, Class A (1) 5,700 1,229
Interactive Brokers Group, Class A  5,500 1,124
KKR  16,400 2,224
LPL Financial Holdings  2,700 1,004
Moody's  8,511 4,289
Morningstar  400 125
MSCI  5,200 3,071
Robinhood Markets, Class A (1) 6,500 326
S&P Global  6,337 3,382
StepStone Group, Class A  5,700 343
Stifel Financial  3,200 340
TPG  3,000 165
Tradeweb Markets, Class A  45,240 6,124
34,934
Financial Services  4.6%
Apollo Global Management  22,600 3,374
Block (1) 8,000 522
Corebridge Financial  6,500 225
Corpay (1) 2,600 954
Fiserv (1) 21,400 5,044
Mastercard, Class A  36,200 20,863
Mr. Cooper Group (1) 2,100 236
Shift4 Payments, Class A (1) 1,300 128
Toast, Class A (1) 12,900 498
Visa, Class A  66,700 24,193
56,037

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance  0.7%
Allstate  2,450 488
Arch Capital Group  1,700 158
Arthur J Gallagher  5,900 1,993
Brown & Brown  5,100 605
Hartford Insurance Group  14,300 1,691
Kinsale Capital Group  700 302
Marsh & McLennan  12,500 2,973
Ryan Specialty Holdings  5,400 378
8,588
Total Financials 100,702
HEALTH CARE  7.3%
Biotechnology  1.2%
Alkermes (1) 2,150 74
Alnylam Pharmaceuticals (1) 13,801 3,405
Argenx, ADR (1) 2,543 1,589
Ascendis Pharma, ADR (1) 600 94
Avidity Biosciences (1) 2,000 61
BeiGene, ADR (1) 500 136
BioNTech, ADR (1) 1,028 116
Blueprint Medicines (1) 800 77
Exact Sciences (1) 2,300 109
Insmed (1) 1,000 82
Krystal Biotech (1) 500 90
Legend Biotech, ADR (1) 3,000 105
Madrigal Pharmaceuticals (1) 500 171
Natera (1) 5,150 801
Neurocrine Biosciences (1) 3,845 456
Nuvalent, Class A (1) 1,200 90
Regeneron Pharmaceuticals  3,400 2,376
Revolution Medicines (1) 2,000 81
Sarepta Therapeutics (1) 2,550 272
Summit Therapeutics (1)(2) 6,000 124
Ultragenyx Pharmaceutical (1) 2,500 107
United Therapeutics (1) 400 128
Vaxcyte (1) 1,300 95
Vertex Pharmaceuticals (1) 9,499 4,558
15,197
Health Care Equipment & Supplies  1.2%
Alcon  1,000 93
Dexcom (1) 26,928 2,380
Globus Medical, Class A (1) 2,700 217

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
IDEXX Laboratories (1) 4,762 2,082
Inspire Medical Systems (1) 550 102
Insulet (1) 2,025 551
Intuitive Surgical (1) 15,591 8,936
Lantheus Holdings (1) 1,900 178
Penumbra (1) 1,300 371
ResMed  1,800 420
15,330
Health Care Providers & Services  1.3%
Cardinal Health  6,475 838
Cencora  7,100 1,800
Chemed  175 105
Elevance Health  3,247 1,289
Encompass Health  4,200 421
HCA Healthcare  9,750 2,986
McKesson  9,500 6,082
Molina Healthcare (1) 450 136
Quest Diagnostics  600 104
Tenet Healthcare (1) 2,400 304
UnitedHealth Group  4,600 2,185
16,250
Health Care Technology  0.2%
Veeva Systems, Class A (1) 8,667 1,943
1,943
Life Sciences Tools & Services  0.6%
Agilent Technologies  8,708 1,114
Bio-Rad Laboratories, Class A (1) 300 80
Bio-Techne  18,700 1,155
Bruker  1,500 71
Danaher  4,650 966
ICON (1) 400 76
IQVIA Holdings (1) 800 151
Medpace Holdings (1) 250 82
Mettler-Toledo International (1) 1,113 1,416
Repligen (1) 700 111
Revvity  1,000 112
Thermo Fisher Scientific  4,519 2,390
7,724
Pharmaceuticals  2.8%
Eli Lilly  33,800 31,117

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoetis  22,668 3,791
34,908
Total Health Care 91,352
INDUSTRIALS & BUSINESS SERVICES  7.1%
Aerospace & Defense  1.6%
Axon Enterprise (1) 9,600 5,073
BWX Technologies  1,400 146
General Electric  27,800 5,754
HEICO  4,000 1,059
Howmet Aerospace  20,200 2,759
L3Harris Technologies  3,617 745
Loar Holdings (1) 2,435 177
Northrop Grumman  2,200 1,016
Standardaero (1) 3,676 104
TransDigm Group  1,928 2,636
19,469
Building Products  0.3%
AAON  2,500 192
Advanced Drainage Systems  1,000 111
Carlisle  225 77
Lennox International  1,000 601
Trane Technologies  5,400 1,910
Trex (1) 3,200 197
3,088
Commercial Services & Supplies  0.9%
Cintas  21,000 4,358
Clean Harbors (1) 700 149
Copart (1) 43,800 2,400
GFL Environmental  2,500 113
Republic Services  6,700 1,588
Rollins  21,000 1,100
Waste Connections  8,710 1,653
11,361
Construction & Engineering  0.2%
API Group (1) 2,925 115
Comfort Systems USA  1,600 581
Quanta Services  5,700 1,480
WillScot Holdings (1) 1,000 33
2,209
Electrical Equipment  0.4%
AMETEK  7,387 1,398

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Eaton  4,400 1,291
Hubbell  3,200 1,189
Vertiv Holdings, Class A  11,725 1,116
4,994
Ground Transportation  1.0%
Canadian Pacific Kansas City  14,700 1,146
Lyft, Class A (1) 4,000 53
Old Dominion Freight Line  12,884 2,274
Saia (1) 875 358
Uber Technologies (1) 77,000 5,853
Union Pacific  9,900 2,442
XPO (1) 3,700 455
12,581
Industrial Conglomerates  0.2%
Roper Technologies  3,942 2,304
2,304
Machinery  0.4%
Cummins  3,363 1,238
Deere  2,347 1,128
Esab  975 122
Parker-Hannifin  2,300 1,538
RBC Bearings (1) 600 216
Symbotic (1)(2) 3,500 80
Toro  1,000 80
Westinghouse Air Brake Technologies  800 148
4,550
Professional Services  1.5%
Automatic Data Processing  18,200 5,736
Booz Allen Hamilton Holding  6,326 671
Broadridge Financial Solutions  10,211 2,463
CACI International, Class A (1) 500 167
Equifax  4,314 1,058
FTI Consulting (1) 500 83
KBR  2,000 98
Paychex  4,100 622
Paylocity Holding (1) 12,373 2,528
Verisk Analytics  15,581 4,626
Verra Mobility (1) 2,399 55
18,107
Trading Companies & Distributors  0.6%
Core & Main, Class A (1) 6,200 316

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Fastenal  49,000 3,711
Ferguson Enterprises  6,600 1,171
FTAI Aviation  1,000 129
SiteOne Landscape Supply (1) 7,500 947
United Rentals  1,700 1,092
7,366
Total Industrials & Business Services 86,029
INFORMATION TECHNOLOGY  44.9%
Communications Equipment  0.6%
Arista Networks (1) 43,600 4,057
Ciena (1) 1,800 143
Motorola Solutions  7,400 3,258
7,458
Electronic Equipment, Instruments & Components  0.5%
Amphenol, Class A  66,900 4,456
Badger Meter  500 105
CDW  7,015 1,250
Celestica (1) 1,500 161
Coherent (1) 1,100 83
Corning  2,200 110
Keysight Technologies (1) 818 130
Zebra Technologies, Class A (1) 346 109
6,404
IT Services  1.3%
Accenture, Class A  3,336 1,162
Cloudflare, Class A (1) 11,425 1,660
Gartner (1) 7,300 3,638
Globant (1) 350 53
GoDaddy, Class A (1) 18,800 3,375
MongoDB (1) 1,950 521
Shopify, Class A (1) 49,000 5,488
Twilio, Class A (1) 1,600 192
16,089
Semiconductors & Semiconductor Equipment  15.1%
Advanced Micro Devices (1) 19,551 1,952
Analog Devices  5,675 1,306
Broadcom  199,000 39,687
Entegris  14,010 1,418
First Solar (1) 400 55
Impinj (1) 1,200 116
KLA  8,300 5,883

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lam Research  50,600 3,883
Lattice Semiconductor (1) 3,727 232
MACOM Technology Solutions Holdings (1) 1,000 116
Micron Technology  4,500 421
MKS Instruments  675 62
Monolithic Power Systems  4,737 2,894
NVIDIA  912,000 113,927
ON Semiconductor (1) 2,100 99
Onto Innovation (1) 700 102
QUALCOMM  47,975 7,540
Rambus (1) 4,125 231
Taiwan Semiconductor Manufacturing, ADR  28,000 5,055
Teradyne  3,125 343
185,322
Software  18.3%
Adobe (1) 23,275 10,208
Appfolio, Class A (1) 900 193
AppLovin, Class A (1) 20,575 6,702
Autodesk (1) 10,891 2,986
Braze, Class A (1) 2,300 85
Cadence Design Systems (1) 16,889 4,231
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 799
CCC Intelligent Solutions Holdings (1) 10,000 102
Clearwater Analytics Holdings, Class A (1) 3,500 109
Confluent, Class A (1) 9,800 311
Crowdstrike Holdings, Class A (1) 11,550 4,501
CyberArk Software (1) 700 255
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 475
Datadog, Class A (1) 19,463 2,268
Descartes Systems Group (1) 1,100 123
DocuSign (1) 8,100 674
Dynatrace (1) 6,798 389
Elastic (1) 1,200 140
Fair Isaac (1) 2,585 4,876
Fortinet (1) 34,500 3,726
Guidewire Software (1) 1,825 367
HubSpot (1) 1,925 1,394
Intuit  18,200 11,172
Manhattan Associates (1) 6,900 1,221
Microsoft  252,125 100,091
Monday.com (1) 800 237
Nutanix, Class A (1) 4,800 369

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Oracle  67,400 11,192
Palantir Technologies, Class A (1) 75,800 6,437
Palo Alto Networks (1) 28,600 5,446
Procore Technologies (1) 1,600 122
PTC (1) 9,925 1,624
SailPoint (1) 10,439 251
Salesforce  36,995 11,019
Samsara, Class A (1) 45,900 2,189
ServiceNow (1) 11,400 10,599
ServiceTitan, Class A (1) 982 93
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 97
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 41
Synopsys (1) 9,728 4,448
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 24
Tyler Technologies (1) 6,734 4,097
Workday, Class A (1) 22,600 5,952
Zscaler (1) 20,400 4,003
225,638
Technology Hardware, Storage & Peripherals  9.1%
Apple  457,000 110,521
Pure Storage, Class A (1) 7,700 404
Super Micro Computer (1)(2) 16,900 701
111,626
Total Information Technology 552,537
MATERIALS  0.7%
Chemicals  0.6%
Linde  5,350 2,499
RPM International  800 99
Sherwin-Williams  13,352 4,837
7,435
Construction Materials  0.1%
Vulcan Materials  6,300 1,558
1,558
Metals & Mining  0.0%
Steel Dynamics  1,400 189
189
Paper & Forest Products  0.0%
Louisiana-Pacific  2,700 269
269
Total Materials 9,451

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.5%
Industrial Real Estate Investment Trusts  0.0%
Rexford Industrial Realty, REIT  725 30
Terreno Realty, REIT  1,000 68
98
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 1,600 227
CoStar Group (1) 13,380 1,021
FirstService  500 88
1,336
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  14,600 1,001
1,001
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,625 488
488
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  20,100 830
Iron Mountain, REIT  13,550 1,262
Lamar Advertising, Class A, REIT  15,400 1,913
4,005
Total Real Estate 6,928
UTILITIES  0.3%
Independent Power & Renewable Electricity
Producers  0.3%
Vistra  26,125 3,492
Total Utilities 3,492
Total Common Stocks (Cost $576,615) 1,225,856
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 84
Total Health Care 84
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 47

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 1,440
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 394
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 1,030
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 24
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 191
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 163
Socure, Series A, Acquisition Date: 12/22/21, Cost $193 (1)(3)
(4) 12,046 50
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 41
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 95
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)
(4) 28,431 150
Total Information Technology 3,626
Total Convertible Preferred Stocks (Cost $3,286) 3,710
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.41% (5)(6) 2,262,215 2,262
Total Short-Term Investments (Cost $2,262) 2,262

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.41% (5)(6) 1,009,858 1,010
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,010
Total Securities Lending Collateral (Cost $1,010) 1,010
Total Investments in Securities
100.1% of Net Assets
(Cost $583,173) $ 1,232,838
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at February 28, 2025.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,146 and represents 0.4% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 34++
Totals $ —# $ — $ 34+
Supplementary Investment Schedule
Affiliate
Value
2/29/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 5,160  ¤  ¤ $ 3,272
Total $ 3,272^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,272.

T. ROWE PRICE Tax-Efficient Equity Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $583,173) $ 1,232,838
Receivable for investment securities sold 968
Receivable for shares sold 612
Dividends and interest receivable 445
Other assets 46
Total assets 1,234,909
Liabilities
Payable for investment securities purchased 1,102
Obligation to return securities lending collateral 1,010
Payable for shares redeemed 852
Investment management fees payable 622
Due to affiliates 36
Payable to directors 1
Other liabilities 80
Total liabilities 3,703
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 1,231,206
Net Assets Consist of:
Total distributable earnings (loss) $ 646,105
Paid-in capital applicable to 16,579,250 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 585,101
NET ASSETS $ 1,231,206
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $392,679; Shares outstanding: 5,302,397) $ 74.06
I Class
(Net assets: $838,527; Shares outstanding: 11,276,853) $ 74.36

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $19) $ 6,144
Securities lending 9
Other 1
Total income 6,154
Expenses
Investment management 7,290
Shareholder servicing
Investor Class $ 557
I Class 105 662
Prospectus and shareholder reports
Investor Class 25
I Class 13 38
Custody and accounting 222
Registration 71
Legal and audit 32
Directors 4
Miscellaneous 19
Repaid to Price Associates 37
Total expenses 8,375
Net investment loss (2,221)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 143,955
Change in net unrealized gain / loss on securities 42,175
Net realized and unrealized gain / loss 186,130
INCREASE IN NET ASSETS FROM OPERATIONS $ 183,909

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (2,221) $ (99)
Net realized gain 143,955 26,206
Change in net unrealized gain / loss 42,175 281,322
Increase in net assets from operations 183,909 307,429
Distributions to shareholders
Net earnings
Investor Class (3,389) (1,931)
I Class (7,005) (4,118)
Decrease in net assets from distributions (10,394) (6,049)
Capital share transactions
*
Shares sold
Investor Class 251,243 39,877
I Class 87,035 60,054
Distributions reinvested
Investor Class 3,170 1,795
I Class 5,931 3,593
Shares redeemed
Investor Class (275,737) (39,578)
I Class (41,736) (44,338)
Increase in net assets from capital share
transactions 29,906 21,403
Net Assets
Increase during period 203,421 322,783
Beginning of period 1,027,785 705,002
End of period $ 1,231,206 $ 1,027,785
*Share information (000s)
Shares sold
Investor Class 3,522 750
I Class 1,239 1,147
Distributions reinvested
Investor Class 40 31
I Class 75 63
Shares redeemed
Investor Class (3,922) (762)
I Class (590) (859)
Increase in shares outstanding 364 370

T. ROWE PRICE Tax-Efficient Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-
tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the Tax-Efficient Equity Fund (Investor Class)
and the Tax-Efficient Equity Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Tax-Efficient Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
February 28, 2025, the fund realized $143,376,000 of net gain on $198,965,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Efficient Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Efficient Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Efficient Equity Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,224,420 $ — $ 1,436 $ 1,225,856
Convertible Preferred Stocks — — 3,710 3,710
Short-Term Investments 2,262 — — 2,262
Securities Lending Collateral 1,010 — — 1,010
Total $ 1,227,692 $ — $ 5,146 $ 1,232,838

T. ROWE PRICE Tax-Efficient Equity Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
February 28, 2025, the value of loaned securities was $975,000; the value of cash collateral and related investments was $1,010,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $307,034,000 and
$91,461,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE Tax-Efficient Equity Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ — $ 503
Long-term capital gain 10,394 5,546
Total distributions $ 10,394 $ 6,049
($000s)
Cost of investments $ 583,359
Unrealized appreciation $ 653,314
Unrealized depreciation (3,835)
Net unrealized appreciation (depreciation) $ 649,479
($000s)
Net unrealized appreciation (depreciation) $ 649,479
Loss carryforwards and deferrals (3,374)
Total distributable earnings (loss) $ 646,105

T. ROWE PRICE Tax-Efficient Equity Fund

deferrals and late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals and late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and

T. ROWE PRICE Tax-Efficient Equity Fund

may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $66,000 remain subject to repayment by the fund at
February 28, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Tax-Efficient Equity Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $119,000 for Price
Associates and $233,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $37

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Tax-Efficient Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Efficient Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and
Shareholders of T. Rowe Price Tax-Efficient Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Efficient Equity Fund
(constituting T. Rowe Price Tax-Efficient Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Efficient Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $13,327,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $5,961,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $5,666,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F136-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025